CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
STATEMENTS OF CASH FLOWS
Cash provided by/ (used in) operating activities	¥ (1,313,115)	$ (201,243)	¥ (120,461)	¥ 268,089
Cash provided by investing activities	1,159,063	177,633	(578,134)	153,992
Cash used in financing activities	(209,546)	(32,114)	485,110	(145,212)
Cash, cash equivalents and restricted cash at the beginning of year	622,515	95,405	831,026	575,911
Cash, cash equivalents and restricted cash at the beginning of year	295,463		560,356
Cash, cash equivalents and restricted cash at the end of year	264,104	40,476	622,515	831,026
Cash, cash equivalents and restricted cash at the end of year	213,538	32,726	295,463	560,356
Supplemental disclosure of non-cash investing and financing activities
Receivables related to exercise of stock option	(45)	(7)	(55)	(23)
Parent Company [Member]
STATEMENTS OF CASH FLOWS
Cash provided by/ (used in) operating activities	(4,779)	(732)	(4,739)	1,266
Cash provided by investing activities	5,292	811	18,268	133,189
Cash used in financing activities	(250)	(38)	(13,438)	(134,485)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1)	0	(5)	(13)
Net (decrease) /increase in cash, cash equivalents and restricted cash	262	41	86	(43)
Cash, cash equivalents and restricted cash at the beginning of year	336	51	250	293
Cash, cash equivalents and restricted cash at the beginning of year	336
Cash, cash equivalents and restricted cash at the end of year	598	92	336	250
Cash, cash equivalents and restricted cash at the end of year	598	92	336
Supplemental disclosure of non-cash investing and financing activities
Receivables related to exercise of stock option	¥ (45)	$ (7)	¥ (55)	¥ (23)